Offsetting of financial assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Asset Fair Value Net [Abstract]
Derivative Fair Value Of Derivative Asset Before Netting Agreements	$ 34,793	$ 41,935
Derivative Asset, Fair Value, Gross Liability	0	0
Derivative Fair Value Of Derivative Asset Amount Not Offset Against Collateral	34,793	41,935
Derivative Asset Fair Value Gross Liability Not Offset	1,220	649
Derivative Collateral Obligation To Return Securities	0	1,770
Derivative Collateral Obligation to Return Cash That Not Exceed Net Amount Presented	0	0
Derivative Fair Value Of Derivative Asset Amount Offset Against Collateral	33,573	39,516
Securities Purchased Under Agreements To Resell Amount Offset Against Collateral [Abstract]
Securities Purchased Under Agreements To Resell Gross	175,965	213,462
Securities Purchased Under Agreements To Resell Liability	0	0
Securities Purchased Under Agreements To Resell Securities Borrowed	175,965	213,462
Securities Purchased Under Agreements To Resell Not Offset	0	1,041
Securities Purchased Under Agreements To Resell Collateral Obligation To Return Securities	175,965	212,421
Securities Purchased Under Agreements To Resell Collateral Obligation To Return Cash	0	0
Securities Purchased under Agreements to Resell, Amount Offset Against Collateral, Total	0	0
Offsetting Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed [Abstract]
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Gross	210,758	255,397
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Liability	0	0
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed	210,758	255,397
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Liability Not Offset	1,220	1,690
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Collateral Obligation To Return Securities	175,965	214,191
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Collateral Obligation To Return Cash	0	0
Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed Amount Offset Against Collateral	$ 33,573	$ 39,516